MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS	MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS
Marketable Securities
The following is a summary of the Company’s available-for-sale securities as of the dates indicated:

	As of December 31, 2021
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable Securities:
Debt securities:
Corporate bonds	$1,153	$—	$(1)	$1,152
Municipal bonds	2,657	—	(1)	2,656
Total	$3,810	$—	$(2)	$3,808
The Company had no available-for-sale securities as of December 31, 2022.
Fair Value Measurements
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820, Fair Value Measurement, establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The three levels of fair value hierarchy defined by ASC 820 are described below:
Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities.
Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
As of December 31, 2022, the Company’s financial instruments included cash and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses, and the warrant liability. The carrying amounts reported in the balance sheets for cash and cash equivalents, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair value based on the short-term maturity of these instruments. The Company recognizes transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.
The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company’s liabilities that are measured at fair value on a recurring basis as of the dates indicated:

	As of December 31, 2022
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$—	$—	$122

	As of December 31, 2021
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable securities, available-for-sale	$—	$3,808	$—
On May 17, 2022, the Company issued 3,700,000 shares of common stock pursuant to a securities purchase agreement at a purchase price of $1.0632 per share in a registered direct offering (Note 10). In connection with the registered direct offering, the Company issued warrants to purchase an aggregate of 3,700,000 shares of common stock at an exercise price of $0.9382 per share (May 2022 Warrant Agreement). The warrants were classified as a liability in accordance with ASC 815-40 and the fair value of $122 is reflected in warrant liability on the accompanying Balance Sheets. The warrant liability was measured at fair value at inception and is revalued at each financial statement date, with changes in fair value presented within change in fair value of warrant liability in the accompanying Statements of Operations and Comprehensive Loss.
The May 2022 Warrant Agreement entitled the holders to receive one share of common stock for each warrant in lieu of the aggregate number of shares of common stock that would have been received using the cashless exercise formula set forth in the May 2022 Warrant Agreement (Alternate Cashless Exercise) at a specified future date. In July 2022, the Company amended the terms of the May 2022 Warrant Agreement to obligate each warrant holder who signed the warrant amendment (Applicable Holder) to effect an Alternate Cashless Exercise, in whole, by August 10, 2022 (the Expiration Date). If the warrants held by the Applicable Holders were not exercised by the Expiration Date, they were automatically exercised pursuant to the Alternate Cashless Exercise. A total of 2,220,000 warrants were exercised pursuant to the May 2022 Warrant Agreement amendment. In December 2022, an additional 740,000 warrants were exercised pursuant to the Alternate Cashless Exercise under the original terms of the May 2022 Warrant Agreement. As a result of the warrant conversions, the Company recognized a $782 reversal of the warrant liability.
The following table presents the changes is the fair value of the Level 3 liability:

Warrant Liability
Fair value as of December 31, 2021	$—
Initial measurement on May 17, 2022	1,288
Warrant conversion	(782)
Change in valuation	(384)
Balance as of December 31, 2022	$122
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

(Initial Measurement)
	May 17, 2022	December 31, 2022
Volatility	130.8%	133.3%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	2.665%	4.240%
The fair value of the embedded derivative liability identified in the 2021 Convertible Notes was a Level 3 fair value measurement. As of February 12, 2021, the embedded derivative was remeasured based upon the conversion price of $8.00 per share upon closing of the IPO. As such, an expense of $89 was recorded in the first quarter of 2021.